Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2019	Apr. 30, 2019	Oct. 31, 2018	Apr. 30, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (5,368)	$ (5,147)	$ (5,007)	$ (5,020)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 533	538	548
Credit related fair value adjustments	(156)	(150)	(168)
Carrying value	377	388	380
Carrying value net of related allowance	377	388	380
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance	$ 0	$ 0	$ 0